INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Income Taxes Details Abstract
Expected income tax recovery (expense)	$ (110,000)	$ (982,000)	$ 145,000
Permanent differences	(113,000)	100,000	(46,000)
Changes in timing differences and other	336,000	459,000	(11,000)
Effect of foreign exchange changes on U.S. loss carry-forwards	(17,000)	(52,000)	(412,000)
Expired losses
Changes in unrecognized deferred income tax assets	200,000	(758,000)	(108,000)
Adjustments due to effective tax rate attributable to U.S. tax on subsidiaries		(517,000)	9,000
Total deferred and current income tax recovery (expense)	$ 296,000	$ (1,750,000)	$ (423,000)